Non-Financial Assets - Prepaid expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-Financial Assets
Prepayments for acquisition of fixed assets	€ 7,998	€ 4,069
Non current prepaid expenses	1,771	9,418
Current prepaid expenses	€ 16,299	€ 16,241